Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - Accrued Expenses and Other Payables [Member] - USD ($)		Sep. 30, 2021	Sep. 30, 2020
Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables [Line Items]
Other taxes payable	[1]	$ 6,559,454	$ 3,502,262
Payroll payable		292,126	181,583
Others		291,050	69,972
Accrued expenses and other payables		$ 7,142,630	$ 3,753,817

[1]	The balance mainly represented the VAT payable of $3,124,232 and $ 5,875,913 as of September 30, 2020 and 2021, respectively.